Summarised financial information - Summary of Unconsolidated Equity Results (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Summarised Financial Information [Line Items]
Total equity	£ 48,145	£ 49,995	£ 52,934	£ 75,710
Share capital	577	585
Perpetual hybrid bonds	£ 1,893	£ 1,685